Shareholders' Equity and Partners' Capital - Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI [Roll Forward]
Balance	$ 6,386,532	$ 6,716,917	$ 5,845,506	$ 6,067,739	$ 5,608,261	$ 6,058,959
Balance	6,384,304	6,386,532	6,716,917	5,845,506	6,067,739	5,608,261
AOCI Attributable to Parent
AOCI [Roll Forward]
Balance	(9,696)	54	4,208	3,108	445	0
Balance	(16,129)	(9,696)	54	4,208	3,108	445
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications				5,258	566
Amounts reclassified from accumulated other comprehensive income to interest expense				(1,130)	9,216
Less: Other comprehensive (income) loss attributable to noncontrolling interest				4,128	9,782
AOCI Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Less: Other comprehensive (income) loss attributable to noncontrolling interest				(3,028)	(7,119)
MGP Operating Partnership
AOCI [Roll Forward]
Acquisitions					296,409	728,379
MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Acquisitions					$ 296,409	$ 728,379
Empire City Casino | MGP Operating Partnership
AOCI [Roll Forward]
Acquisitions			379,050
Empire City Casino | MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Acquisitions			379,050
Park MGM Lease Transaction | MGP Operating Partnership
AOCI [Roll Forward]
Acquisitions			31,875
Park MGM Lease Transaction | MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Acquisitions			31,875
Other Comprehensive Income (Loss)
AOCI [Roll Forward]
Balance	(9,696)	54	4,208
Other comprehensive income (loss) before reclassifications	(17,989)	(29,008)	(13,765)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,281)	(1,767)	(1,847)
Less: Other comprehensive (income) loss attributable to noncontrolling interest	(19,470)	(30,878)	(15,049)
Balance	(16,129)	(9,696)	54	4,208
Other Comprehensive Income (Loss) | AOCI Attributable to Parent
AOCI [Roll Forward]
Balance	(10,156)	(509)	4,208
Balance	(16,389)	(10,156)	(509)	4,208
Other Comprehensive Income (Loss) | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications	(17,989)	(29,008)	(13,765)
Amounts reclassified from accumulated other comprehensive income to interest expense	(1,281)	(1,767)	(1,847)
Less: Other comprehensive (income) loss attributable to noncontrolling interest	(19,270)	(30,775)	(15,612)
Other Comprehensive Income (Loss) | AOCI Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Less: Other comprehensive (income) loss attributable to noncontrolling interest	13,037	21,128	10,895
Other Comprehensive Income (Loss) | Limited Partners
AOCI [Roll Forward]
Balance	460	563	0
Less: Other comprehensive (income) loss attributable to noncontrolling interest	(200)	(103)	563
Balance	260	460	563	$ 0
Other Comprehensive Income (Loss) | MGP Operating Partnership
AOCI [Roll Forward]
Issuance of Operating Partnership units	(200)	(105)	774
Other Comprehensive Income (Loss) | MGP Operating Partnership | Northfield Op Co [Member]
AOCI [Roll Forward]
Acquisitions		2
Other Comprehensive Income (Loss) | MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Issuance of Operating Partnership units	$ (200)	(105)	774
Other Comprehensive Income (Loss) | MGP Operating Partnership | Limited Partners | Northfield Op Co [Member]
AOCI [Roll Forward]
Acquisitions		$ 2
Other Comprehensive Income (Loss) | Empire City Casino | MGP Operating Partnership
AOCI [Roll Forward]
Acquisitions			(195)
Other Comprehensive Income (Loss) | Empire City Casino | MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Acquisitions			(195)
Other Comprehensive Income (Loss) | Park MGM Lease Transaction | MGP Operating Partnership
AOCI [Roll Forward]
Acquisitions			(16)
Other Comprehensive Income (Loss) | Park MGM Lease Transaction | MGP Operating Partnership | Limited Partners
AOCI [Roll Forward]
Acquisitions			$ (16)